Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 4,347	$ 6,966
Rental guarantees	298	220
Other financial asset measured at FVPL	25,683	11,619
Total Current Other assets	30,328	18,805
Other financial asset measured at FVPL	3,383	4,695
Total Non-current Other assets	3,383	4,695
Banks requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	3,034	3,869
Processors and Others Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	1,305	2,974
Credit Card Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 8	$ 123